Income Taxes (Details 2) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Current
Federal			$ (191)	$ 123
State			(27)	44
International			95	26
Total current tax expense			(123)	193
Deferred
Federal
State
International
Total deferred tax expense
Total tax (benefit) expense	$ (7)		$ (123)	$ 193